UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21410

                                 THE WEITZ FUNDS
                          Nebraska Tax-Free Income Fund

               (Exact name of registrant as specified in charter)

                       1125 South 103rd Street, Suite 600
                              Omaha, Nebraska 68124
                    (Address of principal executive offices)

                           Wallace R. Weitz & Company
                                 The Weitz Funds
                       1125 South 103rd Street, Suite 600
                              Omaha, Nebraska 68124
                     (Name and Address of Agent for Service)


        Registrant's telephone number, including area code: 402 391-1980

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                          NEBRASKA TAX-FREE INCOME FUND
                      SCHEDULE OF INVESTMENTS IN SECURITIES
                               DECEMBER 31, 2006

                                                                                                PRINCIPAL AMOUNT
                                                                                                    OR SHARES            VALUE
                                                                                                ------------------  ----------------

MUNICIPAL BONDS - 98.7%

ALASKA - 1.2%
     University of Alaska, University Revenue Series J, 5%, 10/01/17                                      500,000         $ 510,070
                                                                                                                          ---------
                                                                                                                            510,070
ILLINOIS - 7.1%
     Cook County, Illinois, Series A, 5% 11/15/16                                                       1,000,000         1,032,670
     Cook County, Illinois, Refunding Series B, 5.125% 11/15/16                                           800,000           817,192
     Illinois Health Facility Auth Revenue Series A, 6.75%, 4/15/12                                       185,000           202,788
     Illinois State, General Obligation, 5%, 3/01/19                                                      500,000           516,235
     Illinois State, Sales Tax Revenue Series Z, 5%, 6/15/19                                              500,000           518,160
                                                                                                                            -------
                                                                                                                          3,087,045
MINNESOTA - 0.1%
     Minnesota State Housing Financial Agency, Single Family Series D, 6%, 1/01/16                         55,000            55,629
                                                                                                                             ------
                                                                                                                             55,629
MISSOURI - 1.8%
     Joplin, Missouri, Catholic Health Initiatives - A, 5.125%, 12/01/15                                  750,000           764,910
                                                                                                                            -------
                                                                                                                            764,910
NEBRASKA - 75.8%
     Adams County, Nebraska, Hospital Authority #1 Hospital Revenue, 5.3%, 12/15/18                       700,000           714,532
     Douglas County, Nebraska, Hospital Authority #2, Nebraska Medical Center, 5%, 11/15/14               380,000           400,011
     Douglas County, Nebraska, Hospital Authority #2, Nebraska Medical Center, 5% 11/15/15                295,000           312,617
     Douglas County, Nebraska, Hospital Authority #2 Revenue, 5.125%, 12/15/22                            500,000           514,820
     Douglas County, Nebraska, Creighton University Project, 3.5%, 9/01/12                                255,000           252,016
     Douglas County, Nebraska, Millard School District #17 Refunding, 4.0%, 11/15/13                      500,000           508,185
     Douglas County, Nebraska, Omaha's Henry Doorly Zoo Refunding, 4.2%, 9/01/16                          600,000           598,602
     Douglas County, Nebraska, Millard School District #17 Refunding, 4.3%, 11/15/14                      500,000           506,505
     Douglas County, Nebraska, Hospital Authority #1 Refunding, Quality Living Inc Project,
       4.7%, 10/01/17                                                                                     255,000           259,210
     Douglas County, Nebraska, Millard School District #17, 4.75%, 6/15/17                                490,000           491,984
     Douglas County, Nebraska, Omaha's Henry Doorly Zoo Refunding, 4.75%, 9/01/17                         200,000           206,630
     Douglas County, Nebraska, Hospital Authority #1 Revenue, 5.125%, 9/01/17                             250,000           256,785
     Douglas County, Nebraska, Ralston School District #54, 5.125%, 12/15/21                              500,000           526,980
     Douglas County, Nebraska, Ralston School District #54, 5.2%, 12/15/26                                500,000           526,175
     Douglas County, Nebraska, Sanitary & Improvement District, 5.75%, 12/01/14                           195,000           195,224
     Gage County, Nebraska, Beatrice Community Hospital, 5.35%, 05/01/19                                  500,000           506,435
     Grand Island, Nebraska, Electric Revenue System, 5%, 8/15/14                                         500,000           525,630
     Grand Island, Nebraska, Electric Revenue System, 5.125%, 8/15/16                                     500,000           527,980
     Grand Island, Nebraska, Public Safety, 4.1%, 9/01/14                                                 480,000           486,850
     Grand Island, Nebraska, Sanitary Sewer Revenue Refunding, 3.3%, 4/01/13                              870,000           839,263
     Grand Island, Nebraska, Sanitary Sewer Revenue Refunding, 3.45%, 4/01/14                             650,000           631,520
     Hastings, Nebraska, Electric System Revenue, 5%, 1/01/19                                             750,000           783,817
     Lincoln, Nebraska, Sanitary Sewer Revenue Refunding, 5%, 6/15/16                                     885,000           947,676
     Lincoln, Nebraska, Water Revenue, 5%, 8/15/22                                                        800,000           841,568
     Lincoln, Nebraska, Electric System Revenue Refunding, 5%, 9/01/10                                    500,000           522,975
     Lincoln, Nebraska, Airport Authority, 5.2%, 7/01/19                                                  200,000           204,150
     Lincoln, Nebraska, Highway Allocation Fund, 4%, 05/15/23                                           1,000,000           960,280
     Lincoln, Nebraska, Package Revenue Series A, 5.375%, 8/15/14                                         250,000           259,557
     Nebraska Educational DTV Project, 6.0%, 2/01/10                                                      600,000           631,134
     Nebraska Educational Financial Authority, Hastings College Project, 5.05%, 12/01/23                  500,000           516,590
     Nebraska Educational Financial Authority, Nebraska Weslyn Refunding, 5.15%, 4/01/22                1,000,000         1,042,400
     Nebraska Educational Financial Authority, York College Project Refunding, 6.0%, 4/01/21              500,000           516,750
     Nebraska State Colleges Facility Corporate Deferred Maintenance, 4.25%, 7/15/15                      405,000           418,454
     Nebraska State Colleges Facility Corporate Deferred Maintenance, 4%, 7/15/17                         200,000           200,612
     Nebraska State Colleges Facility Corporate Deferred Maintenance, 5%, 7/15/16                         200,000           218,540
     Nebraska Utilities, Corporate Revenue University of Nebraska Lincoln Project, 5.25%, 1/01/19         750,000           798,090
     NEBHELP, Inc., Nebraska Revenue Series A-5A, 6.2%, 6/01/13                                           475,000           494,960
     Nebraska Investment Financial Authority, Drinking Water Revolving Fund, 5.15%, 1/01/16               200,000           204,352
     Nebraska Investment Financial Authority, Childrens Healthcare Facility, 5.5%, 8/15/17                500,000           518,125
     Nebraska Investment Financial Authority, Great Plains Medical Center Project, 5%, 11/15/14           250,000           261,893
     Nebraska Investment Financial Authority, Medical Center Project, 5.45%, 11/15/17                     455,000           464,591
     Nebraska Public Power District, Revenue General Series A, 3.75%, 1/01/08                             950,000           951,112
     Nebraska Public Power District, Revenue Series A, 5%, 1/01/17                                      1,000,000         1,036,750
     Nebraska Public Power District, Revenue General Series A, 5.125%, 1/01/18                            425,000           441,639
     Omaha, Nebraska, General Obligation Refunding, 4.5%, 12/15/17                                        250,000           257,490
     Omaha, Nebraska, Public Facilities Corp. Lease, Rosenblatt Stadium - C, 3.9%, 10/15/17               235,000           232,417
     Omaha, Nebraska, Public Facilities Corp. Lease, Rosenblatt Stadium - C, 3.95%, 10/15/18              240,000           236,647
     Omaha, Nebraska, Sanitary Sewer Revenue, 4%, 11/15/12                                                520,000           528,429
     Omaha, Nebraska, Sanitary Sewer Revenue, 4%, 11/15/14                                                250,000           253,930
     Omaha, Douglas County, Nebraska, Public Building Community, 5.1%, 5/01/20                            750,000           787,275
     Omaha Public Power District, Electric Revenue Series A, 4.25%, 2/01/18                               900,000           906,876
     Omaha Public Power District, Electric Revenue Series A, 4.3%, 2/01/12                                500,000           509,355
     Omaha Public Power District, Electric Revenue Series A, 5.0%, 2/01/17                                400,000           415,592
     Omaha Public Power District, Electric Revenue Series C, 5.5%, 2/01/14                                280,000           304,618
     Omaha Public Power District, Electric Revenue Series A ETM, 7.625%, 2/01/12                          570,000           625,433
     Platte County, Nebraska, Hospital Authority #1, 5.9%, 5/01/15                                        250,000           266,673
     Sarpy County, Nebraska, Sanitary Improvement District #111, 5.9%, 3/15/13                            300,000           300,351
     Sarpy County, Nebraska, Sanitary Improvement District #112, 6.2%, 2/15/14                            105,000           105,147
     Scottsbluff, Nebraska, Hospital Authority #1, 6.375%, 12/15/08                                        75,000            75,110
     Southern Nebraska Public Power District, Electric, 4.625%, 9/15/21                                 1,000,000         1,032,130
     University of Nebraska, Facilities Corp. Lease, UNMC Sorell Center Project, 4%, 4/15/11            1,000,000         1,013,120
     University of Nebraska, University Revenues Refunding, Lincoln Parking Project, 4.0%, 6/1/17       1,070,000         1,065,645
     University of Nebraska, University Revenues, Lincoln Student Fees, 4.6%, 7/01/17                     570,000           585,892
     York County, Nebraska, Rural Public Power District, Electric Systems Revenue, 5%, 1/01/13            260,000           260,265
                                                                                                                            -------
                                                                                                                         32,786,364
PUERTO RICO - 4.8%
     Puerto Rico Commonwealth, Refunding, 5.5%, 7/01/11                                                   990,000         1,066,735
     Puerto Rico Commonwealth, ARS Refunding Series B4, 3.5388%, 7/01/28                                1,000,000         1,000,000
                                                                                                                          ---------
                                                                                                                          2,066,735
TEXAS - 2.0%
     San Antonio, Texas, Electric & Gas Revenue Series A, 5%, 2/01/18                                     500,000           515,630
     San Antonio, Texas, Electric & Gas Revenue UnRefunding Balance Series A, 5.25%, 2/01/14              320,000           332,573
                                                                                                                            -------
                                                                                                                            848,203
WASHINGTON - 5.9%
     Tacoma, Washington, Electric Systems Revenue Refunding, 5.5%, 1/01/14                              1,000,000         1,021,290
     Vancouver, Washington, Water & Sewer Revenue Refunding, 4.75%, 6/01/16                               500,000           506,155
     Washington State, Variable Purpose Series B, 5%, 1/01/19                                           1,000,000         1,021,410
                                                                                                                          ---------
                                                                                                                          2,548,855
SHORT-TERM SECURITIES - 0.3%
     Wells Fargo Advantage Tax-Free Money Market Fund                                                     145,568           145,568
                                                                                                                            -------
        Total Investments in Securities (Cost $41,887,199) - 99.0%                                                     $ 42,813,379
        Other Assets Less Other Liabilities - 1.0%                                                                          441,783
                                                                                                                            -------
        Net Assets - 100.0%                                                                                            $ 43,255,162
                                                                                                                       ============

NOTE TO SCHEDULES OF INVESTMENTS (UNAUDITED):

VALUATION OF INVESTMENTS

NEBRASKA TAX-FREE INCOME FUND

Investments are carried at value determined using the following valuation methods:

o Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the last current closing bid price.

o The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

o Securities not listed on an exchange are valued at the last current closing bid price.

o Securities consisting of repurchase agreements, commercial paper and certificates of deposit with maturities of 60 days or less are valued at cost plus accrued interest, which approximates fair value due to the short-term nature of the financial instruments.

o The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

SECURITIES TRANSACTIONS

The cost of investments is the same for financial reporting and Federal income tax purposes.

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

                                   Nebraska
                                   Tax-Free
                                    Income
                                   --------

Appreciation.............      $  1,028,118
Depreciation.............          (101,938)
                               -------------
    Net..................      $    926,180
                               =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Filed as exhibits herewith are separate certifications for Registrant's Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:      /s/ Wallace R. Weitz
         ------------------------------------------------------
         Wallace R. Weitz

         President (Principal Executive Officer)

Date:    February 14, 2007
         ------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Kenneth R. Stoll
         ------------------------------------------------------
         Kenneth R. Stoll

         Principal Financial Officer

Date:    February 14, 2007
         ------------------------------------------------------